DEBT (Tables)	6 Months Ended
Jun. 30, 2017
DEBT
Schedule of credit facilities

		June 30, 2017
	Maturity	Total
	Dates	Facilities	Draws1	Available
(millions of Canadian dollars)
Enbridge Inc.	2018-2022	6,826	5,686	1,140
Enbridge (U.S.) Inc.	2018-2019	3,805	2,216	1,589
Enbridge Energy Partners, L.P.	2019-2020	3,409	1,994	1,415
Enbridge Gas Distribution Inc.	2018	1,017	684	333
Enbridge Income Fund	2019	1,500	771	729
Enbridge Pipelines (Southern Lights) L.L.C.	2018	26	-	26
Enbridge Pipelines Inc.	2018	3,000	1,105	1,895
Enbridge Southern Lights LP	2018	5	-	5
Spectra Energy Capital, LLC2	2021	1,299	-	1,299
Spectra Energy Partners2	2021	3,247	1,721	1,526
Westcoast Energy Inc.2	2021	400	-	400
Union Gas Limited2	2021	700	300	400

Total committed credit facilities		25,234	14,477	10,757

1	Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.
2	These facilities were acquired on February 27, 2017 in conjunction with the Merger Transaction (Note 5).

Schedule of annual maturities and interest obligations

ANNUAL MATURITIES AND INTEREST OBLIGATIONS1

	2017 [2]	2018	2019	2020	2021	Thereafter
(millions of Canadian dollars)
Annual maturities3	1,138	3,227	4,790	5,191	2,787	34,510
Interest obligations4	1,238	2,336	2,127	1,905	1,726	19,412

1	This table excludes the debt issuances and tender offers that occurred subsequent to June 30, 2017 (Note 16).
2	For the six months ending December 31, 2017.
3	Includes the Company’s debenture, term note and non-revolving credit facility maturities.
4	Includes the Company’s debentures and term notes bearing interest at fixed and floating rates.